Interest-bearing loans and borrowings - Reconciliation of movements of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Liabilities
Total liability-related other changes	$ 1,005,651	$ 4,001
Equity
Total equity-related other changes	440,211	2,538
Total
Liabilities and equity beginning balance	2,745,081	2,973,518
Restated balance			$ 2,743,336
Proceeds from issue of other notes (Note 15)		150,000
Proceeds from loans and borrowings (Note 15)	973,550	326,014
Proceeds from issue of other borrowings (Note 15)	10,332	50,010
Proceeds from sale of treasury shares (Note 13)	2,294
Purchase treasury shares (Note 13)	(3,955)
Transaction costs related to loans and borrowings (Note 15)	(3,849)	(5,874)
Repayment of borrowings (Note 15)	(1,115,894)	(710,993)
Dividend paid	(22,643)	(44,133)
Total changes from financing cash flows	(160,165)	(234,976)
Acquisitions through business combinations (Note 24)	1,312,446
Amortization of transaction costs (Note 15)	4,173	4,001
Sale of loans through disposal of subsidiaries (Note 24)	(310,968)
Total equity-related other changes	440,211	2,538
Liabilities and equity ending balance	4,029,033	2,745,081
Loans and borrowings
Liabilities
Liabilities beginning balance	701,091	1,085,562
Restated balance			701,091
Proceeds from issue of other notes (Note 15)		0
Proceeds from loans and borrowings (Note 15)	973,550	326,014
Proceeds from issue of other borrowings (Note 15)	0	0
Proceeds from sale of treasury shares (Note 13)	0
Purchase treasury shares (Note 13)	0
Transaction costs related to loans and borrowings (Note 15)	(3,849)	(3,174)
Repayment of borrowings (Note 15)	(910,184)	(710,993)
Dividend paid	0	0
Total changes from financing cash flows, liabilities	59,517	(388,153)
Acquisitions through business combinations (Note 24)	1,106,736
Sale of loans through disposal of subsidiaries (Note 24)	(310,968)
Amortization of transaction costs (Note 15)	3,626	3,682
Total liability-related other changes	799,394	3,682
Liabilities ending balance	1,560,002	701,091
Other Notes
Liabilities
Liabilities beginning balance	147,619	0
Restated balance			147,619
Proceeds from issue of other notes (Note 15)		150,000
Proceeds from loans and borrowings (Note 15)	0	0
Proceeds from issue of other borrowings (Note 15)	0	0
Proceeds from sale of treasury shares (Note 13)	0
Purchase treasury shares (Note 13)	0
Transaction costs related to loans and borrowings (Note 15)	0	(2,700)
Repayment of borrowings (Note 15)	(205,710)	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	(205,710)	147,300
Acquisitions through business combinations (Note 24)	205,710
Sale of loans through disposal of subsidiaries (Note 24)	0
Amortization of transaction costs (Note 15)	547	319
Total liability-related other changes	206,257	319
Liabilities ending balance	148,166	147,619
Other borrowings
Liabilities
Liabilities beginning balance	50,010	0
Restated balance			50,010
Proceeds from issue of other notes (Note 15)		0
Proceeds from loans and borrowings (Note 15)	0	0
Proceeds from issue of other borrowings (Note 15)	10,332	50,010
Proceeds from sale of treasury shares (Note 13)	0
Purchase treasury shares (Note 13)	0
Transaction costs related to loans and borrowings (Note 15)	0	0
Repayment of borrowings (Note 15)	0	0
Dividend paid	0	0
Total changes from financing cash flows, liabilities	10,332	50,010
Acquisitions through business combinations (Note 24)	0
Sale of loans through disposal of subsidiaries (Note 24)	0
Amortization of transaction costs (Note 15)	0	0
Total liability-related other changes	0	0
Liabilities ending balance	60,342	50,010
Share capital / premium
Equity
Equity beginning balance	1,388,273	1,388,273
Restated balance			1,388,273
Proceeds from issue of other notes (Note 15)		0
Proceeds from loans and borrowings (Note 15)	0	0
Proceeds from issue of other borrowings (Note 15)	0	0
Proceeds from sale of treasury shares (Note 13)	0
Purchase treasury shares (Note 13)	0
Transaction costs related to loans and borrowings (Note 15)	0	0
Repayment of borrowings (Note 15)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Acquisitions through business combinations (Note 24)	0
Sale of loans through disposal of subsidiaries (Note 24)	0
Amortization of transaction costs (Note 15)	0	0
Total equity-related other changes	553,424	0
Equity ending balance	1,941,697	1,388,273
Total
Total equity-related other changes	553,424	0
Reserves
Equity
Equity beginning balance	568	120
Restated balance			568
Proceeds from issue of other notes (Note 15)		0
Proceeds from loans and borrowings (Note 15)	0	0
Proceeds from issue of other borrowings (Note 15)	0	0
Proceeds from sale of treasury shares (Note 13)	0
Purchase treasury shares (Note 13)	0
Transaction costs related to loans and borrowings (Note 15)	0	0
Repayment of borrowings (Note 15)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	0	0
Acquisitions through business combinations (Note 24)	0
Sale of loans through disposal of subsidiaries (Note 24)	0
Amortization of transaction costs (Note 15)	0	0
Total equity-related other changes	(2,855)	448
Equity ending balance	(2,287)	568
Total
Total equity-related other changes	(2,855)	448
Treasury shares
Equity
Equity beginning balance	(16,102)	(16,102)
Restated balance			(16,102)
Proceeds from issue of other notes (Note 15)		0
Proceeds from loans and borrowings (Note 15)	0	0
Proceeds from issue of other borrowings (Note 15)	0	0
Proceeds from sale of treasury shares (Note 13)	5,406
Purchase treasury shares (Note 13)	(3,955)
Transaction costs related to loans and borrowings (Note 15)	0	0
Repayment of borrowings (Note 15)	0	0
Dividend paid	0	0
Total changes from financing cash flows, equity	1,451	0
Acquisitions through business combinations (Note 24)	0
Sale of loans through disposal of subsidiaries (Note 24)	0
Amortization of transaction costs (Note 15)	0	0
Total equity-related other changes	0	0
Equity ending balance	(14,651)	(16,102)
Total
Total equity-related other changes	0	0
Retained earnings
Equity
Equity beginning balance	473,622	515,665
Restated balance			$ 471,877
Proceeds from issue of other notes (Note 15)		0
Proceeds from loans and borrowings (Note 15)	0	0
Proceeds from issue of other borrowings (Note 15)	0	0
Proceeds from sale of treasury shares (Note 13)	(3,112)
Purchase treasury shares (Note 13)	0
Transaction costs related to loans and borrowings (Note 15)	0	0
Repayment of borrowings (Note 15)	0	0
Dividend paid	(22,643)	(44,133)
Total changes from financing cash flows, equity	(25,755)	(44,133)
Acquisitions through business combinations (Note 24)	0
Sale of loans through disposal of subsidiaries (Note 24)	0
Amortization of transaction costs (Note 15)	0	0
Total equity-related other changes	(110,358)	2,090
Equity ending balance	335,764	473,622
Total
Total equity-related other changes	$ (110,358)	$ 2,090